Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net earnings	$ 64	$ 32
Adjustments for:
Depreciation and amortization	161	185
Equity earnings and impairment of associates and joint ventures	3	0
Deferred income taxes	7	(23)
Share-based compensation expense	26	29
Loss on financial instruments	4	11
Derecognition and unrealized loss (gain) on redemption options	17	(17)
(Gain) on sale of PP&E	(1)	0
Impairment of EI assets	3	1
Debt extinguishment costs of the 2027 Notes	42	0
Adjustments to reconcile profit (loss) other than changes in working capital	326	218
Net change in working capital and other	19	106
Cash provided by operating activities	345	324
Additions to:
PP&E	(19)	(16)
EI assets - operating leases	(96)	(59)
Intangible assets	0	(2)
Proceeds on disposal of:
PP&E	1	0
EI assets - operating leases	22	3
Net (purchases) of financial instruments	(4)	0
Net change in working capital associated with investing activities	(7)	15
Cash used in investing activities	(103)	(59)
Financing Activities
Repayment of the Revolving Credit Facility	(3)	(41)
Repayment of the 2027 Notes	(576)	(62)
Issuance of the 2031 Notes	400	0
Repayment of the Term Loan	0	(130)
Lease liability principal repayment	(23)	(20)
Dividends	(17)	(9)
Stock option exercises	2	1
Shares repurchased - NCIB	(23)	0
Deferred transaction costs	(10)	(2)
Cash used in financing activities	(250)	(263)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(3)	(5)
Decrease in cash and cash equivalents	(11)	(3)
Cash and cash equivalents, beginning of period	92	95
Cash and cash equivalents, end of period	$ 81	$ 92